Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0001273685
Registrant Name	ADAMAS TRUST, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES